Acquisitions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Bridge Media LLC [Member]
Business Acquisition [Line Items]
Acquisitions

Note 2 – Acquisition

On August 31, 2022, the Company acquired TravelHost to begin to expand its media offerings. The purchased assets include the TravelHost trade name and related intellectual property and a lease right of use asset and liability. Financial results for TravelHost have been included in the financial statements from the date of acquisition. The purchase price of TravelHost was approximately $1 million. The acquired assets of TravelHost were recorded at fair value, including $303 thousand to the trade name, valued using the relief from royalty method. The relief from royalty method requires forward looking estimates to determine fair value, including among other assumptions, forecasted revenue growth, and estimated royalty rate. The trade name was valued using a royalty rate of 2.5% and a discount rate of 12.5%. The acquisition resulted in $697 thousand of goodwill that represents the excess purchase price over the fair value amounts assigned to the assets acquired and liabilities assumed and represents synergies expected to arise in the Company’s media offerings. As described in Note 1, the Company will perform an impairment analysis of the intangible assets on an annual basis as of December 31 or upon a triggering event.

Note 2 – Acquisition

On August 31, 2022, the Company acquired TravelHost to begin to expand its media offerings. The purchased assets include the TravelHost trade name and related intellectual property and a lease right of use asset and liability. Financial results for TravelHost have been included in the financial statements from the date of acquisition. The purchase price of TravelHost was approximately $1 million. The acquired assets of TravelHost were recorded at fair value, including $303 thousand to the trade name, valued using the relief from royalty method. The relief-from-royalty method requires forward looking estimates to determine fair value, including among other assumptions, forecasted revenue growth, and estimated royalty rate. The trade name was valued using a royalty rate of 2.5% and a discount rate of 12.5%. The acquisition resulted in $697 thousand of goodwill that represents the excess purchase price over the fair value amounts assigned to the assets acquired and liabilities assumed and represents synergies expected to arise in the Company’s media offerings. As described in Note 1, the Company will perform an impairment analysis of the intangible assets on an annual basis as of December 31 or upon a triggering event.

The Arena Group Holdings Inc [Member]
Business Acquisition [Line Items]
Acquisitions

3. Acquisitions

The Company uses the acquisition method of accounting, which is based on ASC, Business Combinations (Topic 805), and uses the fair value concepts which requires, among other things, that most assets acquired, and liabilities assumed be recognized at their fair values as of the acquisition date.

2023 Acquisition

Teneology, Inc. – On January 11, 2023, the Company entered into an asset purchase agreement with Teneology, Inc., (“Teneology”) pursuant to which it acquired certain assets (consisting of the RoadFood media business, including digital and television assets; the Moveable Feast media business, including digital and television assets; the Fexy-branded content studio business; and the MonkeySee YouTube Channel media business, collectively “Fexy Studios”), for a purchase price of $3,307. The purchase price consisted of the following: (1) $500 cash paid at closing (including an advance payment of $250 prior to closing); (2) $75 deferred cash payments due in three equal installments of $25 on March 1, 2023 (paid), April 1, 2023 (paid) and May 1, 2023 (paid); (3) $200 deferred cash payment due on the first anniversary of the closing date, subject to certain indemnity provisions; and (4) the issuance of 274,692 shares of the Company’s common stock, subject to certain lock-up provisions, with a fair value of $2,000 on the transaction closing date (fair value was determined based on a preliminary independent appraisal); and which is subject to a put option under certain conditions (the “contingent consideration”) (as further described below in Note 10). The number of shares of the Company’s common stock issued was determined based on a $2,225 value using the common stock trading price on the day immediately preceding the January 11, 2023 closing date (on the closing date the common stock trading price was $7.94 per share). The agreement also provided for a cash retention pool for certain employees of $300, subject to vesting over three years upon continued employment and other conditions.

The composition of the preliminary purchase price is as follows:

Cash	$500
Common stock	2,000
Contingent consideration	561
Deferred cash payments, as discounted	246
Total purchase consideration	$3,307

The Company accounted for the asset acquisition as a business combination in accordance with ASC 805 since the acquisition met the definition of a business under the applicable guidance.

The Company incurred $99 in transaction costs related to the acquisition, which primarily consisted of legal and accounting expenses. The acquisition-related expenses were recorded in general and administrative expenses on the condensed consolidated statements of operations.

The preliminary purchase price allocation resulted in the following amounts being allocated to the assets acquired and liabilities assumed at the closing date of the acquisition based upon their respective fair values as summarized below:

Advertiser relationships	$663
Brand names	659
Goodwill	1,985
Net assets acquired	$3,307

The Company utilized an independent appraisal firm to assist in the preliminary determination of the fair values of the assets acquired and liabilities assumed, which required certain significant management assumptions and estimates. The fair value of the advertiser relationships were valued using the excess earnings method of the income approach and the brand names were valued using the relief-from-royalty method of the income approach. The estimated useful life is fifteen years (15.0 years) for the advertiser relationships and twelve years (12.0 years) for the brand names.

The excess-of purchase price over the fair value amounts assigned to the assets acquired and liabilities assumed represents goodwill from the acquisition. Goodwill is recorded as a non-current asset that is not amortized but is subject to an annual review for impairment. A portion of the goodwill will be deductible for tax purposes.

Supplemental Pro forma Information

The pro forma disclosures have been deemed impracticable for this acquisition since after making reasonable efforts the Company is unable to accept assumptions made by Teneology. The Company has determined, based on the information provided by Teneology and made available to the Company, that the earnings from the prior periods could not be verified since the acquisition only included certain activities of Teneology and financial statements were not available. In this regard, the Company: (1) made reasonable effort to obtain certain financial results of the certain activities but Teneology was unable to comply with this request; and (2) the presentation of the pro forma results and the assumptions made by Teneology management were unable to be independently substantiated.

2022 Acquisition

Athlon Holdings, Inc. - On April 1, 2022, the Company acquired 100% of the issued and outstanding capital stock of Athlon Holdings, Inc. (“Athlon” or Parade), a Tennessee corporation, for a purchase price of $15,854, as adjusted for the working capital adjustment as of the closing date of the transaction. The working capital adjustment is pending acceptance by the sellers (further details are provided in Note 19). As a part of the closing consideration, the Company also acquired cash of $1,840, that was further adjusted post-closing for the working capital adjustment. The purchase price of $15,854, as discounted, is comprised of (i) a cash portion of $12,827, with $11,840 paid at closing and $987 estimated to be paid post-closing (as further described below) and (ii) the issuance of 314,103 shares of the Company’s common stock with a fair market value of $3,141. The number of shares of the Company’s common stock issued was determined based on a $3,000 value using the common stock trading price for the 10 trading days preceding the April 1, 2022 closing date. Certain of Parade’s key employees entered into either advisory agreements or employment agreements with the Company. Parade operates in the United States.

The amount estimated to be paid post-closing of $987 will be or was paid as follows: (i) $742 is expected to be paid upon receipts of certain tax refunds due to the sellers (consisting of $3,000 for the deferred cash payments, as discounted, less a $2,258 cash adjustment); and (ii) $245 was paid within two business days from the date the Company received proceeds from the sale of the equity interest in Just Like Falling Off a Bike, LLC that was held by Parade as of the closing date (paid on April 7, 2022).

The Company received a final valuation report from a third-party valuation firm after the preliminary purchase price was adjusted during the quarterly period ended September 30, 2022. After considering the results of the final valuation report, the Company estimated that the purchase consideration decreased by $321. The decrease in the purchase price was related to an increase in identifiable assets of $54, an increase in deferred tax liabilities of $27, with a decrease in the working capital adjustment of $321, resulting in a decrease in goodwill of $348.

The composition of the purchase price is as follows:

Cash	$12,085
Common stock	3,141
Deferred cash payments, as discounted	628
Total purchase consideration	$15,854

The Company incurred $200 in transaction costs related to the acquisition, which primarily consisted of legal and accounting expenses. The acquisition-related expenses were recorded within general and administrative expense on the condensed consolidated statements of operations.

The purchase price allocation resulted in the following amounts being allocated to the assets acquired and liabilities assumed at the closing date of the acquisition based upon their respective fair values as summarized below:

Cash	$2,604
Accounts receivable	10,855
Other current assets	1,337
Equity investment	2,450
Fixed assets	108
Digital content	355
Advertiser relationships	6,202
Trade names	2,261
Goodwill	2,587
Accounts payable	(7,416)
Accrued expenses and other	(2,440)
Unearned revenue	(1,203)
Other long-term liabilities	(543)
Deferred tax liabilities	(1,303)
Net assets acquired	$15,854

The Company utilized an independent appraisal firm to assist in the determination of the fair values of the assets acquired and liabilities assumed, which required certain significant management assumptions and estimates. The fair value of the digital content was determined using a cost approach. The fair values of the advertiser relationships were determined by projecting the acquired entity’s cash flows, deducting notional contributory asset charges on supporting assets (working capital, tangible assets, trade names, and the assembled workforce) to compute the excess cash flows associated with the advertiser relationships. The fair values of the trade names were determined by projecting revenue associated with each trade name and applying a royalty rate to compute the amount of the royalty payments the company is relieved from paying due to its ownership of the trade names. The estimated weighted average useful life is two years (2.00 years) for digital content, eight point seventy-five years (8.75 years) for advertiser relationships, and fourteen point five years (14.50 years) for trade names.

The excess purchase price over the fair value amounts assigned to the assets acquired and liabilities assumed represents goodwill from the acquisition. Goodwill is recorded as a non-current asset that is not amortized but is subject to an annual review for impairment. No portion of the goodwill related to the acquisition will be deductible for tax purposes.

Supplemental Pro forma Information

The following table summarizes the results of operations of the Parade acquisition from the acquisition date included in the condensed consolidated results of operations and the unaudited pro forma results of operations of the combined entity had the date of the acquisition been as of the beginning of the reporting period during the year of the acquisition, or January 1, 2021:

	Three Months Ended September 30, 2022	Nine Months Ended September 30, 2022
Parade from acquisition date of April 1, 2022 (unaudited):
Revenue	$13,373	$30,801
Net income	81	2,521
Combined entity supplemental pro forma information had the acquisition date been January 1, 2021 (unaudited):
Revenue:
Parade	$13,373	$46,710
Arena	53,333	149,224
Total supplemental pro forma revenue	$66,706	$195,934
Net income (loss):
Parade	$81	$1,945
Arena	(16,586)	(59,106)
Adjustment	317	(1,724)
Total supplemental pro forma net loss	$(16,188)	$(58,885)

The information presented above is for illustrative purposes only and is not necessarily indicative of results that would have been achieved if the acquisition had occurred at the beginning of the Company’s reporting period and does not reflect the discontinued operations of Parade Print that was acquired on April 1, 2022 (as part of the Parade acquisition).

The adjustments for the three months ended September 2022 of $317, represents adjustments: (1) to record depreciation and amortization expense related to the fixed and intangible assets acquired from the acquisition of ($216); and (2) to reverse the deferred tax provision related to the acquisition $533. The adjustments for the nine months ended September 2022 of ($1,724), represents adjustments: (1) to record depreciation and amortization expense related to the fixed and intangible assets acquired from the acquisition of ($648); (2) to reverse the nonrecurring transaction cost related to the acquisition of $200; and (3) to reverse the deferred tax benefit related to the acquisition of ($1,276).

Buffalo Groupe, LLC – On September 27, 2022, the Company entered into an asset purchase agreement with Buffalo Groupe, LLC, doing business as Morning Read, a Virginia limited liability company, where it purchased certain intellectual properties (including all media properties, trademarks, service marks, domain names, trade names corporate names and other identifiers of goodwill), certain assumed contracts, and other certain rights related to the intellectual properties (collectively, the “Morning Read Purchased Assets”) and assumed certain liabilities related to the Morning Read Purchased Assets. The purchase consideration consisted of a cash payment of $850,000 at closing.

The Company accounted for the asset acquisition in accordance with ASC 805-50, as substantially all of the fair value of the gross assets acquired by the Company is concentrated in a group of similar identifiable assets.

The purchase consideration totaled $850,000, which was assigned to the brand name acquired on the closing date of the acquisition. The useful life for the brand name is ten years (10.0 years).

4. Acquisitions

The Company uses the acquisition method of accounting, which is based on ASC, Business Combinations (Topic 805), and uses the fair value concepts which requires, among other things, that most assets acquired, and liabilities assumed be recognized at their fair values as of the acquisition date.

2022 Acquisitions

Athlon Holdings, Inc. - On April 1, 2022, the Company acquired 100% of the issued and outstanding capital stock of Athlon Holdings, Inc. (or Parade), a Tennessee corporation, for a purchase price of $15,854, as adjusted for the working capital adjustment as of the closing date of the transaction. The working capital adjustment is pending acceptance by the sellers (further details are provided in Note 28). As a part of the closing consideration, the Company also acquired cash of $1,840, that was further adjusted post-closing for the working capital adjustment. The purchase price of $15,854, as discounted, is comprised of (i) a cash portion of $12,827, with $11,840 paid at closing and $987 estimated to be paid post-closing (as further described below) and (ii) the issuance of 314,103 shares of the Company’s common stock with a fair market value of $3,141. The number of shares of the Company’s common stock issued was determined based on a $3,000 value using the common stock trading price for the 10 trading days preceding the April 1, 2022 closing date. Certain of Parade’s key employees entered into either advisory agreements or employment agreements with the Company. Parade operates in the United States.

The amount estimated to be paid post-closing of $987 will be or was paid as follows: (i) $742 is expected to be paid upon receipts of certain tax refunds due to the sellers (consisting of $3,000 for the deferred cash payments, as discounted, less a $2,258 cash adjustment); and (ii) $245 was paid within two business days from the date the Company received proceeds from the sale of the equity interest in Just Like Falling Off a Bike, LLC that was held by Parade as of the closing date (paid on April 7, 2022).

The Company received a final valuation report from a third-party valuation firm after the preliminary purchase price was adjusted during the quarterly period ended September 30, 2022. After considering the results of the final valuation report, the Company estimated that the purchase consideration decreased by $321. The decrease in the purchase price was related to an increase in identifiable assets of $54, an increase in deferred tax liabilities of $27, with a decrease in the working capital adjustment of $321, resulting in a decrease in goodwill of $348.

The composition of the purchase price is as follows:

Cash	$12,085
Common stock	3,141
Deferred cash payments, as discounted	628
Total purchase consideration	$15,854

The Company incurred $200 in transaction costs related to the acquisition, which primarily consisted of legal and accounting expenses. The acquisition-related expenses were recorded within general and administrative expense on the consolidated statements of operations.

The purchase price allocation resulted in the following amounts being allocated to the assets acquired and liabilities assumed at the closing date of the acquisition based upon their respective fair values as summarized below:

Cash	$2,604
Accounts receivable	10,855
Other current assets	1,337
Equity investment	2,450
Fixed assets	108
Digital content	355
Advertiser relationships	6,202
Trade names	2,261
Goodwill	2,587
Accounts payable	(7,416)
Accrued expenses and other	(2,440)
Unearned revenue	(1,203)
Other long-term liabilities	(543)
Deferred tax liabilities	(1,303)
Net assets acquired	$15,854

The Company utilized an independent appraisal firm to assist in the determination of the fair values of the assets acquired and liabilities assumed, which required certain significant management assumptions and estimates. The fair value of the digital content was determined using a cost approach. The fair values of the advertiser relationships were determined by projecting the acquired entity’s cash flows, deducting notional contributory asset charges on supporting assets (working capital, tangible assets, trade names, and the assembled workforce) to compute the excess cash flows associated with the advertiser relationships. The fair values of the trade names were determined by projecting revenue associated with each trade name and applying a royalty rate to compute the amount of the royalty payments the company is relieved from paying due to its ownership of the trade names. The estimated weighted average useful life is two years (2.00 years) for digital content, eight point seventy-five years (8.75 years) for advertiser relationships, and fourteen point five years (14.50 years) for trade names.

The excess purchase price over the fair value amounts assigned to the assets acquired and liabilities assumed represents goodwill from the acquisition. Goodwill is recorded as a non-current asset that is not amortized but is subject to an annual review for impairment. No portion of the goodwill related to the acquisition will be deductible for tax purposes.

Supplemental Pro forma Information

The following table summarizes the results of continuing operations of the Parade acquisition from the acquisition date included in the consolidated results of continuing operations and the unaudited pro forma results of continuing operations of the combined entity had the date of the acquisition been January 1, 2021:

	Years Ended December 31,
	2022	2021
Parade continuing operations from acquisition date of April 1, 2022 (unaudited):
Revenue	$13,253	$-
Net loss	1,086	-
Combined entity continuing operations supplemental pro forma information had the acquisition date been January 1, 2021 (unaudited):
Revenue:
Parade	$17,522	$19,522
Arena	207,682	189,140
Total continuing operations supplemental pro forma revenue	$225,204	$208,662
Net income (loss):
Parade	$1,222	$2,872
Arena	(68,474)	(89,940)
Adjustments	(1,967)	(49)
Total continuing operations supplemental pro forma net loss	$(69,219)	$(87,117)

The information presented above is for illustrative purposes only and is not necessarily indicative of results that would have been achieved if the acquisition had occurred as of the beginning of the Company’s reporting period.

The adjustments for the years ended December 31, 2022 and 2021 of ($1,967) and ($49), respectively, represents adjustments: (1) to record depreciation and amortization expense related to the fixed and intangible assets acquired from the acquisition of ($864) and ($1,152); (2) to record (reverse) the nonrecurring transaction cost related to the acquisition of $200 and ($200); and (3) to record the deferred tax (benefit) provision related to the acquisition of ($1,303) and $1,303, respectively.

Buffalo Groupe, LLC – On September 27, 2022, the Company entered into an asset purchase agreement with Buffalo Groupe, LLC, doing business as Morning Read, where it purchased certain intellectual properties, certain assumed contracts, and other certain rights related to the intellectual properties (collectively, the “Morning Read Purchased Assets”) and assumed certain liabilities related to the Morning Read Purchased Assets. The purchase consideration consisted of a cash payment of $850 at closing.

The Company accounted for the acquisition as an asset acquisition in accordance with ASC 805-50, as substantially all of the fair value of the gross assets acquired by the Company is concentrated in a group of similar identifiable assets.

The purchase consideration totaled $850, which was assigned to the brand name acquired on the closing date of the acquisition. The useful life for the brand name is ten years (10.0 years).

A360 Media, LLC – On December 15, 2022 (the closing date), pursuant to an asset purchase agreement entered into December 7, 2022, the Company acquired certain assets and liabilities from Weider Publications, a subsidiary of A360 Media, LLC (or Men’s Journal) related to the digital media operations of Men’s Journal and other men’s active lifestyle brands. The Company paid $25,000 in cash for the acquisition consisting of: (i) $23,000 paid at closing; (ii) $1,000 deposited into an escrow account to be released in accordance with the terms of the agreement, subject to adjustments for any indemnification payments; and (iii) $1,000 paid in November 2022. The Company also assumed certain liabilities consisting of: (i) $1,430 an assumed lease obligation, as discounted (representing $3,189 in deferred payments over twenty-seven months (27) for the assumption of a lease obligation); and (ii) $4,078 in deferred revenue obligations to deliver certain publications to the subscribers of Men’s Journal ($3,941 in unearned revenue after consideration of an estimated subscription refund liability of $137). In accordance with the practical expedients under ASU 2021-08, the Company has elected to apply (i) the practical expedient to the modification of the subscriber contracts at the acquisition date to determine the performance obligations and transaction price; and (ii) to use the estimated selling price of a subscriber contract as the standalone selling price of the replacement magazine based on the number of magazines expected to be delivered to the Men’s Journal subscribers to satisfy the performance obligations. The agreement contains customary representations, warranties and covenants. Men’s Journal operates in the United States.

The Company accounted for the asset acquisition as a business combination in accordance with ASC 805 since the acquisition met the definition of a business under the applicable guidance.

The Company incurred $283 in transaction costs related to the acquisition, which primarily consisted of legal and accounting expenses. The acquisition-related expenses were recorded within general and administrative expense on the consolidated statements of operations.

The preliminary purchase price allocation resulted in the following amounts being allocated to the assets acquired and liabilities assumed at the closing date of the acquisition based upon their respective fair values as summarized below:

Lease deposit receivable	$420
Advertiser relationships	6,860
Brand names	6,090
Goodwill	17,138
Unearned revenue	(3,941)
Subscription refund liability	(137)
Assumed lease obligation	(1,430)
Net assets acquired	$25,000

The Company utilized an independent appraisal firm to assist in the determination of the fair values of the assets acquired and liabilities assumed, which required certain significant management assumptions and estimates. The fair value of the advertiser relationships were determined by applying the multi-period earnings method of the income approach and the fair values of the brand names were determined by applying the relief-from-royalty method. The estimated weighted average useful life is twelve and one-half years (12.5 years) for the advertiser relationships and eleven years (11.0 years) for the brand names.

The excess-of purchase price over the fair value amounts assigned to the assets acquired and liabilities assumed represents goodwill from the acquisition. Goodwill is recorded as a non-current asset that is not amortized but is subject to an annual review for impairment. A portion of the goodwill will be deductible for tax purposes.

Supplemental Pro forma Information

The pro forma disclosures have been deemed impracticable for this acquisition since after making reasonable efforts the Company is unable to accept assumptions made by Men’s Journal. The Company has determined, based on the information provided by Men’s Journal and made available to the Company, that the earnings from the prior periods could not be verified since the acquisition only included certain activities of Men’s Journal and financial statements were not available. In this regard, the Company: (1) made reasonable effort to obtain certain financial results of the certain activities but Men’s Journal was unable to apply the requirement; and (2) the presentation of the pro forma results and the assumptions made by management were unable be independently substantiated.

2021 Acquisitions

College Spun Media Incorporated – On June 4, 2021, the Company acquired all of the issued and outstanding shares of capital stock of College Spun Media Incorporated, a New Jersey corporation (or The Spun), for an aggregate of $11,830 in cash and the issuance of an aggregate of 194,806 restricted shares of the Company’s common stock, with one-half of the shares vesting on the first anniversary of the closing (vested on June 4, 2022) and the remaining one-half of the shares vesting on the second anniversary of the closing. The cash payment consists of: (i) $10,830 paid at closing (of the cash paid at closing, $830 represents adjusted cash pursuant to working capital adjustments), and (ii) $500 to be paid on the first anniversary of the closing ($500 paid on June 4, 2022 consisted of principal of $453 and imputed interest of $47) and $500 to be paid on the second anniversary date of the closing. The vesting of one-half of the shares of the Company’s common stock remain subject to the continued employment of certain selling employees. The Spun operates in the United States.

The composition of the purchase price is as follows:

Cash	$10,830
Deferred cash payments, as discounted	905
Total purchase consideration	$11,735

The Company incurred $128 in transaction costs related to the acquisition, which primarily consisted of legal and accounting. The acquisition-related expenses were recorded within general and administrative expense on the consolidated statements of operations.

The Company received a final valuation report from a third-party valuation firm after the preliminary purchase price was recorded for the quarterly period ended June 30, 2021. After considering the results of that valuation report, the Company estimated the fair value for the brand name of $5,175, along with a decrease for working capital accounts of $1,932 (consisting of adjusted amounts for cash, accounts receivable, accrued expenses and deferred tax liabilities) resulting in a corresponding decrease to goodwill of $3,977.

The purchase price allocation resulted in the following amounts being allocated to the assets acquired and liabilities assumed at the closing date of the acquisition based upon their respective fair values as summarized below:

Cash	$3,214
Accounts receivable	1,772
Other current assets	5
Brand name	5,175
Goodwill	3,479
Accrued expenses	(85)
Deferred tax liabilities	(1,825)
Net assets acquired	$11,735

The Company utilized an independent appraisal to assist in the determination of the fair values of the assets acquired and liabilities assumed, which required certain significant management assumptions and estimates. The fair value of the brand name was determined by projecting the acquired entity’s cash flows, deducting notional contributory asset charges on supporting assets (working capital and the assembled workforce) to compute the excess cash flows associated with the brand with a useful life of ten years (10.0 years).

The excess-of purchase price over the fair value amounts assigned to the assets acquired and liabilities assumed represents goodwill from the acquisition. Goodwill is recorded as a non-current asset that is not amortized but is subject to an annual review for impairment. No portion of the goodwill will be deductible for tax purposes.

Fulltime Fantasy Sports, LLC – On July 15, 2021, the Company entered into an asset purchase agreement with Fulltime Fantasy Sports, LLC, where it purchased certain intellectual property, subscriber and customer records, and other certain rights related to the intellectual property (collectively the “Fulltime Fantasy Purchased Assets”) and assumed certain liabilities related to the Fulltime Fantasy Purchased Assets. The purchase price consisted of: (i) a cash payment of $335 (paid in advance), including transaction related costs of $35, (ii) the issuance of 34,092 shares the Company’s restricted common stock (subject to certain vesting earn-out provisions and certain buy-back rights), with 11,364 shares of restricted common stock vested at closing, and (iii) a cash earn-out payment of $450 ($225 paid in January 2022 and $225 paid June 2022) and 22,728 shares of restricted common stock (11,364 vested on December 31, 2021 and 11,364 vested on June 30, 2022).

The Company accounted for the acquisition as an asset acquisition in accordance with ASC 805-50, as substantially all of the fair value of the gross assets acquired by the Company is concentrated in a group of similar identifiable assets. All direct acquisition-related costs of $35 are assigned to the assets in relation to the relative fair value of the acquired assets and recorded as part of the consideration transferred.

The composition of the purchase price is as follows:

Cash (including $35 of transaction related costs)	$335
Restricted stock	168
Deferred cash payments	419
Deferred restricted stock	335
Total purchase consideration	$1,257

The purchase price resulted in $1,257 (including $35 of transaction related costs) being assigned to a database acquired at the closing date of the acquisition. The useful life for the database is three years (3.0 years).